Shares of Morgan Keegan Select Fund, Inc., like shares of all mutual funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Introduction

Morgan Keegan Select Fund, Inc. (the “Company”) offers three bond funds to investors with varied investment objectives, from investors with short-term goals who wish to take little investment risk to those investors who have long-term goals and are willing to bear the risks of high-yield, below investment grade debt securities for potentially greater rewards. Morgan Asset Management, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Regions Financial Corporation (“Regions”) and a registered investment adviser, is the investment adviser to the Company.

This Prospectus describes the Class A Shares, Class C Shares and Class I Shares (individually and collectively referred to as “shares,” as the context may require) of Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund (each a “fund,” and together, the “funds”). Each fund has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for your future reference.

Short Term Bond Fund	Risk/Return Profile

Principal Objective

The fund seeks a high level of current income consistent with preservation of capital.

Principal Investment Strategies

Regions Morgan Keegan Select Short Term Bond Fund (“Short Term Bond Fund”), invests primarily in investment grade debt securities. Investment grade debt securities purchased by the fund will be rated, at the time of investment, Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), within one of the four highest ratings classes by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the fund has purchased it, the fund is not required to sell the security, but may consider doing so. The types of securities that the fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, mortgage-backed and asset-backed securities, and preferred stock. The fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in-kind bonds. Under normal market conditions, at least 80% of the fund's net assets will be invested in bonds or other debt obligations. The fund may also invest in securities rated below investment grade, commonly known as junk bonds, but does not expect such investments to exceed 10% of the fund's net assets. Below investment grade debt securities are rated Ba1 or lower by Moody’s, BB+ or lower by S&P, comparably rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

By limiting the maturity of its portfolio securities the fund seeks to moderate principal fluctuations. In addition, the Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions. While maturity and credit quality are the most important investment factors, other factors considered by the Adviser when making investment decisions include current yield, yield to maturity and potential for capital gain.

In managing the fund’s portfolio, the Adviser focuses on those securities believed to offer the most attractive value relative to alternative investments. That is, the Adviser invests in securities that it believes offer potentially better yield or total return (the combination of yield and price appreciation) than securities of comparable rating and maturity. This strategy is generally referred to as a “value” approach and is primarily concerned with individual security and sector selection. While generally giving some consideration to interest rate movements, the Adviser’s goal is to keep the fund’s assets “fully invested” (hold a minimal amount of cash reserves—generally less than 10%) and to maintain a relatively stable average effective portfolio maturity. The Adviser sells securities that it believes no longer offer potentially better yield or total return than other available securities.

Short Term Bond Fund	Risk/Return Profile

Principal Risks

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund’s shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser’s ability to implement the fund’s investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund’s investment performance is subject to a variety of risks, including the following principal risks:

•

Credit risk.    Credit risk refers to an issuer’s ability to make payments of principal and interest when they are due. Debt security prices typically decline if the issuer’s credit quality deteriorates. Lower grade debt securities may experience high default rates, which could mean that the fund may lose some or all of its investments in such securities. If this occurs, the fund’s net asset value and ability to pay dividends to shareholders would be adversely affected.

•

Interest rate risk.    Interest rate risk is the risk that debt securities will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the value of debt securities declines, and vice versa. The fund’s investment in such securities means that the net asset value of the fund will tend to decline if market interest rates rise. The prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change.

•

Value investing risk.    The fund focuses its investments on securities that the Adviser believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer’s economic fundamentals relative to current market price. Disciplined adherence to a “value” investment mandate during such periods can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

•

Investment grade bond risk.    Investment grade bonds are considered less risky than bonds whose ratings are below investment grade; however, ratings are no guarantee of quality. The credit quality of these bonds can decline which would normally cause the prices of these bonds to decline.

•

Below investment grade bond risk.    These bonds, commonly known as “junk bonds,” involve a higher degree of credit risk. In the event of an unanticipated default, the fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade

Short Term Bond Fund	Risk/Return Profile

bonds are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider these bonds to be speculative in nature.

•

Mortgage-backed and asset-backed securities risk.    Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If the fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool, the fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

•

Liquidity risk.    The liquidity of individual bonds may vary considerably. Below investment grade bonds generally are less liquid than investment grade bonds. Instability in the markets for fixed income securities, particularly mortgage-backed and asset-backed securities, may affect the liquidity of the fund’s portfolio, which means that some of the fund’s portfolio securities may be difficult to sell at a fair price when necessary to pay for redemptions from the fund and for other purposes. This illiquidity of portfolio securities may result in the fund incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses can adversely impact the fund’s net asset value per share.

•	Selection risk. This means that the particular securities that are selected by the Adviser may underperform the market or those securities selected by other funds with similar objectives.

Performance Information

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance.

Short Term Bond Fund	Risk/Return Profile

The fund began operations on February 18, 2005 as the successor to a substantially similar investment company. On that date, the fund merged with LEADER Short Term Bond Fund, a series of LEADER Mutual Funds, and assumed that portfolio’s operating history and performance record. The performance included in the bar chart and table below for the periods commencing on or before February 18, 2005 is that of the fund’s predecessor, which commenced investment operations on January 5, 2001. The performance information shown reflects fees and expenses of the fund. The Adviser managed the predecessor fund from July 1, 2004 until the February 18, 2005 merger and continues to do so. An unrelated adviser managed the predecessor fund before July 1, 2004.

Short Term Bond Fund	Risk/Return Profile

Annual Total Returns

(calendar years 2002-2006)

The following bar chart illustrates the annual total returns for the fund’s Class A Shares (including the predecessor fund’s Class A Shares). The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares’ returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges or any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain; if they did, the total returns shown would be lower.

Performance Bar Chart

Year-By-Year Total Returns as of December 31

for Class A Shares

Year-to-date performance as of September 30, 2007:	(4.33)%

Class A Shares highest quarterly return during years shown:	3.10%	December 31, 2002
Class A Shares lowest quarterly return during years shown:	(1.88)%	June 30, 2004

Short Term Bond Fund	Risk/Return Profile

Average Annual Total Returns

(for the periods ended December 31, 2006)

The following table represents the fund’s Class A Shares, Class C Shares and Class I Shares average annual total returns, reduced to reflect applicable sales charges, if any, for the periods shown relative to the Lehman Brothers 1–3 Year Government/Credit Index.* The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.

	1 Year	5 Year	Since Commencement of Investment Operations[1]
Class A Shares Return Before Taxes (with 1.50% sales charge)	4.36%	3.65%	3.80%
Class A Shares Return After Taxes on Distributions[2]	2.59%	2.25%	2.36%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares[2]	2.80%	2.28%	2.38%
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	4.49%	N/A	5.25%
Class I Shares Return Before Taxes	6.11%	4.25%	4.35%
Lehman Brothers 1-3 Year Government/Credit Index*	4.25%	3.27%	N/A

*	The Lehman Brothers 1–3 Year Government/Credit Index is an index composed of securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (“SEC”) requires to be reflected in the fund’s performance. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

[1]

The fund’s Class A Shares (including the predecessor fund’s Class A Shares), Class C Shares and Class I Shares commenced investment operations on March 8, 2001, November 4, 2005 and January 5, 2001, respectively.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Return after taxes on distributions assumes a continued investment in the fund and shows the effect of taxes on fund distributions. Return after taxes on distributions and sale of

Short Term Bond Fund	Risk/Return Profile

fund shares assumes all shares were redeemed at the end of each period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as individual retirement accounts or 401(k) plans. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will be different.

Performance data quoted represents past performance (before and after taxes) which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, call 800-564-2188. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the FDIC, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Short Term Bond Fund	Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of Short Term Bond Fund.

Shareholder Transaction Expenses (expenses paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (Load) (as a percentage of offering price)	1.50%	None	None
Maximum deferred sales charge (Load)	None [1]	1.00%[2]	None
Maximum sales charge (Load) imposed on reinvested dividends and other distributions	None	None	None
Redemption fee (as a percentage of amount redeemed)	None	None	None
Exchange fee	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)	Class A Shares	Class C Shares	Class I Shares
Investment advisory fee[3]	0.35%	0.35%	0.35%
Distribution (12b-1) fee	—	0.20%	—
12b-1 shareholder service fee	0.25%	0.25%	—
Other operating expenses	0.24%	0.24%	0.24%
Total Annual Operating Expenses[4]	0.84%	1.04%	0.59%

[1]

On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the lower of the purchase price of the shares or their net asset value at the time of redemption will apply to Class A Shares redeemed within one year of the purchase date.

[2]

A contingent deferred sales charge of 1.00% of the lower of the purchase price of the shares or their net asset value at the time of redemption will apply to Class C Shares redeemed within one year of the purchase date.

[3]

The Adviser has agreed to voluntarily waive a portion of its contractual investment advisory fee. The investment advisory fee to be paid by the fund after the anticipated voluntary waiver will be 0.25%. As a result, the total annual operating expenses for Class A Shares, Class C Shares and Class I Shares will be 0.74%, 0.94% and 0.49%, respectively. The waiver is voluntary and the Adviser may terminate the waiver at any time.

[4]

The Adviser has agreed to waive its fee and to reimburse the fund until October 31, 2008 to the extent its total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 0.90% of net assets of Class A Shares, 1.10% of net assets of Class C Shares and 0.65% of net assets of Class I Shares.

Short Term Bond Fund	Fees and Expenses

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses are those indicated in the table above and remain the same and does not give effect to the voluntary waiver currently in place. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class C Shares	Class I Shares
1 Year Assuming Redemption	$235	$206	$60
1 Year Assuming No Redemption	$235	$106	$60
3 Years	$415	$332	$190
5 Years	$611	$576	$331
10 Years	$1,178	$1,278	$743

Intermediate Bond Fund	Risk/Return Profile

Principal Objective

The fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund’s primary objective.

Principal Investment Strategies

Under normal circumstances, Regions Morgan Keegan Select Intermediate Bond Fund (“Intermediate Bond Fund”), seeks to achieve its investment objectives by investing at least 80% of its assets in debt securities. The fund invests primarily in investment grade, intermediate term maturity bonds (those bonds rated investment grade by at least one NRSRO with effective maturities of 1 to 10 years) that the Adviser believes offer attractive yield and capital appreciation potential. Investment grade debt securities purchased by the fund will be rated, at the time of investment, Baa3 or higher by Moody’s, BBB- or higher by S&P, within one of the four highest ratings classes by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality. If a security satisfies the fund’s minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the fund will not be required to dispose of such security. If a downgrade occurs, the Adviser will consider what action, including the sale of such security, is in the best interest of the fund and its shareholders. The fund may invest in U.S. government securities, corporate bonds, debentures, notes, preferred stock, mortgage-backed and asset-backed securities. Moreover, in addition to purchasing investment grade securities to fulfill its investment objectives, the fund may invest up to 35% of its assets in below investment grade debt securities (commonly referred to as “junk bonds”), convertible securities and common stocks. Below investment grade debt securities are rated Ba1 or lower by Moody’s, BB+ or lower by S&P, comparably rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The policy of the fund under normal circumstances is to keep the portfolio’s average effective maturity between 3 and 10 years.

In managing the fund’s portfolio, the Adviser focuses on those securities believed to offer the most attractive value relative to alternative investments. That is, the Adviser invests in securities that it believes offer potentially better yield or total return (the combination of yield and price appreciation) than securities of comparable rating and maturity. This strategy is generally referred to as a “value” approach and is primarily concerned with individual security and sector selection. While generally giving some consideration to interest rate movements, the Adviser’s goal is to keep the fund’s assets “fully invested” (hold a minimal amount of cash reserves—generally less than 10%) and to maintain a relatively stable average effective portfolio maturity. The Adviser sells securities that it believes no longer offer potentially better yield or total return than other available securities.

For liquidity and flexibility, the fund may invest in investment grade, short-term debt securities. In unusual market conditions, the fund may invest more assets in these securities temporarily as a defensive tactic. To the extent the fund uses this strategy, it may not achieve its investment objectives.

Intermediate Bond Fund	Risk/Return Profile

Principal Risks

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund’s shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser’s ability to implement the fund’s investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund’s investment performance is subject to a variety of risks, including the following principal risks:

•

Credit risk.    Credit risk refers to an issuer’s ability to make payments of principal and interest when they are due. Debt security prices typically decline if the issuer’s credit quality deteriorates. Lower grade securities may experience high default rates, which could mean that the fund may lose some or all of its investments in such securities. If this occurs, the fund’s net asset value and ability to pay dividends to shareholders would be adversely affected.

•

Interest rate and related risks.    Interest rate risk is the risk that debt securities will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the value of debt securities declines, and vice versa. The fund’s investment in such securities means that the net asset value of the fund will tend to decline if market interest rates rise. During periods of rising interest rates, the average life of certain types of securities in which the fund will invest may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the principal and interest are paid in full) and reduce the value of the security. This is known as extension risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Market factors, such as the demand for particular fixed-income securities, may also cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. In addition, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change.

•

Intermediate term bond risk.    Bonds (debt) that have average maturities generally ranging from 1 to 10 years normally offer higher yields but less price stability than short-term bonds and offer greater price stability but lower yields than long term bonds.

•

Value investing risk.    The fund focuses its investments on securities that the Adviser believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer’s economic fundamentals relative to current market price. Disciplined adherence to a “value” investment mandate during such periods can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

Intermediate Bond Fund	Risk/Return Profile

•

Investment grade bond risk.    Investment grade bonds are considered less risky than bonds whose ratings are below investment grade; however, ratings are no guarantee of quality. The credit quality of these bonds can decline which would normally cause the prices of these bonds to decline.

•

Below investment grade bond risk.    These bonds, commonly known as “junk bonds,” involve a higher degree of credit risk. In the event of an unanticipated default, the fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade bonds are generally less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider these bonds to be speculative in nature.

•

Mortgage-backed and asset-backed securities risk.    Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If the fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool, the fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

•

Liquidity risk.    The liquidity of individual bonds may vary considerably. Below investment grade bonds generally are less liquid than investment grade bonds. Instability in the markets for fixed income securities, particularly mortgage-backed and asset-backed securities, may affect the liquidity of the fund’s portfolio, which means that some of the fund’s portfolio securities may be difficult to sell at a fair price when necessary to pay for redemptions from the fund and for other purposes. This illiquidity of portfolio securities may result in the fund incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses can adversely impact the fund’s net asset value per share.

Intermediate Bond Fund	Risk/Return Profile

•	Selection risk. This means that the particular securities that are selected by the Adviser may underperform the market or those securities selected by other funds with similar objectives.

Performance Information

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance.

Intermediate Bond Fund	Risk/Return Profile

Annual Total Returns

(calendar years 2000-2006)

The following bar chart illustrates the annual total returns for the fund’s Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares’ returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges or any reduction for taxes that a shareholder might have paid on fund distributions or on the redemption of fund shares at a gain; if they did, the total returns shown would be lower.

Performance Bar Chart

Year-By-Year Total Returns as of December 31

for Class A Shares

Year-to-date performance as of September 30, 2007:	(21.15)%

Class A Shares highest quarterly return during years shown:	4.44%	March 31, 2001
Class A Shares lowest quarterly return during years shown:	0.28%	September 30, 2003

Intermediate Bond Fund	Risk/Return Profile

Average Annual Total Returns

(for the periods ended December 31, 2006)

The following table represents the fund’s Class A Shares, Class C Shares and Class I Shares average annual total returns, reduced to reflect applicable sales charges, if any, for the periods shown relative to the Lehman Brothers Intermediate U.S. Aggregate Index.* The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.

	1 Year	5 Year	Since Commencement of Investment Operations[1]
Class A Shares Return Before Taxes (with a 2.00% sales charge)	5.02%	6.36%	7.40%
Class A Shares Return After Taxes on Distributions[2]	2.62%	3.59%	4.48%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares[2]	3.21%	3.76%	4.53%
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	5.73%	6.41%	7.29%
Class I Shares Return Before Taxes	7.43%	7.06%	7.95%
Lehman Brothers Intermediate U.S. Aggregate Index*	4.58%	4.70%	N/A

*	The Lehman Brothers Intermediate U.S. Aggregate Index is a broad-based unmanaged index of securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the fund’s performance. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

[1]	The fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 22, 1999.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Return after taxes on distributions assumes a continued investment in the fund and shows the effect of taxes on fund distributions. Return after taxes on distributions and sale of fund shares assumes all shares were redeemed at the end of each period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns are not relevant

Intermediate Bond Fund	Risk/Return Profile

to investors holding shares through tax-deferred programs, such as individual retirement accounts or 401(k) plans. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will be different.

Performance data quoted represents past performance (before and after taxes) which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, call 800-564-2188. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the FDIC, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Intermediate Bond Fund	Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of Intermediate Bond Fund.

Shareholder Transaction Expenses (expenses paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (Load) (as a percentage of offering price)	2.00%	None	None
Maximum deferred sales charge (Load)	None [1]	1.00%[2]	None
Maximum sales charge (Load) imposed on reinvested dividends and other distributions	None	None	None
Redemption fee (as a percentage of amount redeemed)	None	None	None
Exchange fee	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)	Class A Shares	Class C Shares	Class I Shares
Investment advisory fee	0.40%	0.40%	0.40%
Distribution (12b-1) fee	—	0.35%	—
12b-1 shareholder service fee	0.25%	0.25%	—
Other operating expenses	0.11%	0.11%	0.11%
Total Annual Operating Expenses[3]	0.76%	1.11%	0.51%

[1]

On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 0.75% of the lower of the purchase price of the shares or their net asset value at the time of redemption will apply to Class A Shares redeemed within one year of the purchase date.

[2]

A contingent deferred sales charge of 1.00% of the lower of the purchase price of the shares or their net asset value at the time of redemption will apply to Class C Shares redeemed within one year of the purchase date.

[3]

The Adviser has agreed to waive its fee and to reimburse the fund until October 31, 2008 to the extent its total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 0.90% of net assets of Class A Shares, 1.25% of net assets of Class C Shares and 0.65% of net assets of Class I Shares.

Intermediate Bond Fund	Fees and Expenses

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are those indicated in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class C Shares	Class I Shares
1 Year Assuming Redemption	$276	$213	$52
1 Year Assuming No Redemption	$276	$113	$52
3 Years	$439	$354	$164
5 Years	$616	$614	$286
10 Years	$1,129	$1,360	$645

High Income Fund	Risk/Return Profile

(Closed to New Investors)

Principal Objective

The fund seeks a high level of income by investing in below investment grade bonds (commonly referred to as “junk bonds”). The fund seeks capital growth as a secondary objective when consistent with the fund’s primary objective.

Principal Investment Strategies

Regions Morgan Keegan Select High Income Fund (“High Income Fund”), seeks to achieve its investment objectives by investing a majority of its total assets in below investment grade debt securities that the Adviser believes offer attractive yield and capital appreciation potential. These securities include, but are not limited to, corporate bonds, mortgage-backed and asset-backed securities and other structured finance vehicles, convertible debt securities, U.S. government securities and municipal and foreign government obligations. Below investment grade debt securities are rated Ba1 or lower by Moody’s, BB+ or lower by S&P, comparably rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality. Up to 100% of the fund’s total assets may consist of debt securities that are rated below investment grade and their unrated equivalents (deemed by the Adviser to be of comparable quality).

Except with respect to up to 10% of its total assets, the debt securities purchased by the fund will be rated, at the time of investment, at least CCC- (or a comparable rating) by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality. Below investment grade debt securities are commonly referred to as “junk bonds” and are considered speculative with respect to an issuer’s capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities.

The fund may invest up to 10% of its total assets in distressed securities, which include securities: issued by a company in a bankruptcy reorganization proceeding; subject to some other form of public or private debt restructuring; otherwise in default or in significant risk of being in default as to the payment of interest or repayment of principal; or trading at prices substantially below other below investment grade debt securities of companies in similar industries. Distressed securities are generally rated Ca or lower by Moody's or CC or lower by S&P, comparably rated by another NRSRO or are unrated but considered by the Adviser to be of comparable quality.

The fund may also invest in other securities providing the potential for high income or a combination of high income and capital growth if the Adviser expects to achieve the fund's investment objectives with such investments.

High Income Fund	Risk/Return Profile

The fund may invest up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. Such securities may include common stocks of real estate investment trusts and utilities that either are required to and/or customarily pay out a large percentage of their current earnings as dividends.

The fund may also invest in investment grade debt securities. Investment grade debt securities are securities of medium- to high-quality that are rated Baa3 or higher by Moody’s, BBB- or higher by S&P or within one of the four highest ratings classes of another NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. In unusual market conditions, the fund may temporarily invest more assets in investment grade securities, short-term debt and cash or cash equivalents as a defensive tactic. To the extent the fund uses this strategy, it may not achieve its investment objectives.

The Adviser’s investment approach is driven by a strong value-oriented philosophy. The Adviser concentrates on identifying specific sectors and securities that present the most attractive combination of current income and principal performance relative to alternative investments. This “value-investing” approach generally emphasizes the analysis and selection of individual securities over attempting to forecast macro-economic trends or interest rate movements.

The Adviser’s “bottom-up” strategy focuses on identifying special or unusual opportunities where the Adviser decides that the market perception of, or demand for, a credit or structure has created an undervalued situation. The analytical process concentrates on credit research, debt instrument structure and covenant protection. Generally, when investing in below investment grade debt, the Adviser will seek to identify issuers and industries that it believes are likely to experience stable or improving conditions. Specific factors considered in the research process may include general industry trends, cash flow generation capacity, asset valuation, other debt maturities, capital availability, collateral value and priority of payments.

In managing the fund’s portfolio, the Adviser will employ an active management approach that will emphasize the flexibility to allocate assets across a wide range of asset classes and thereby provide the advantages of a widely diversified high income portfolio. The Adviser’s fixed-income research team will search a broad array of asset categories and sectors to identify the most attractive relative value prospects. In addition to the traditional below investment grade corporate market, the Adviser will strategically utilize asset-backed securities, mortgage-backed securities and other structured finance vehicles as well as convertible securities, preferred stock and other equity securities. The Adviser believes that the opportunity to acquire a diverse set of assets will contribute to higher total returns and a more stable net asset value for the fund than would result from investing in a single sector of the debt market such as below investment grade corporate bonds. The policy of the fund under normal circumstances is to keep the portfolio’s average effective maturity between 3 and 15 years. The Adviser sells securities that it believes no longer offer potentially better yield or total return than other available securities.

High Income Fund	Risk/Return Profile

Principal Risks

Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund’s shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser’s ability to implement the fund’s investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

The fund’s investment performance is subject to a variety of risks, including the following principal risks:

•

Credit risk.    Credit risk refers to an issuer’s ability to make payments of principal and interest when they are due. Debt security prices typically decline if the issuer’s credit quality deteriorates. Lower grade securities may experience high default rates, which could mean that the fund may lose some or all of its investments in such securities. If this occurs, the fund’s net asset value and ability to pay dividends to shareholders would be adversely affected.

•

Below investment grade bond risk.    The fund invests primarily in below investment grade bonds. These bonds involve a higher degree of credit risk. The market prices of below investment grade bonds are generally less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic or political changes, or individual developments specific to the issuer. In the event of an unanticipated default, the fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider these bonds to be speculative in nature.

•

Interest rate and related risks.    Interest rate risk is the risk that debt securities will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the value of debt securities declines, and vice versa. The fund’s investment in such securities means that the net asset value of the fund will tend to decline if market interest rates rise. During periods of rising interest rates, the average life of certain types of securities in which the fund will invest may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the principal and interest are paid in full) and reduce the value of the security. This is known as extension risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Market factors, such as the demand for particular fixed-income securities, may also cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. In addition, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change.

High Income Fund	Risk/Return Profile

•

Value investing risk.    The fund focuses its investments on securities that the Adviser believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer’s economic fundamentals relative to current market price. Such securities are subject to the risk of misestimation of certain business and economic fundamental factors. In addition, during certain time periods, market dynamics may favor “growth” securities over “value” securities. Disciplined adherence to a “value” investment mandate during such periods can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

•

Mortgage-backed and asset-backed securities risk.    Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If the fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool, the fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

•

Investment grade bond risk.    Investment grade bonds are considered less risky than bonds whose ratings are below investment grade; however, ratings are no guarantee of quality. The credit quality of these bonds can decline which would normally cause the prices of these bonds to decline.

•

Foreign issuer risk.    Foreign investments involve risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the fund’s performance to fluctuate more than if it held only U.S. securities.

High Income Fund	Risk/Return Profile

•

Equity security risk.    Because the fund may invest in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds and preferred stock, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall. Unlike interest payments on debt securities, equity securities in which the fund may invest may not pay dividends, either because they are not profitable or because they choose to retain their earnings for investment. Therefore, to the extent the fund seeks capital growth through investments in equity securities, its current income may be diminished.

•

Distressed securities risk.    Distressed securities frequently do not produce income while they are outstanding. The fund may be required to bear certain extraordinary expenses in order to protect and recover its investment in certain distressed securities. Therefore, to the extent the fund seeks capital growth through investment in distressed securities, its current income may be diminished. The fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation).

•

Liquidity risk.    The liquidity of individual bonds may vary considerably. Below investment grade bonds generally are less liquid than investment grade bonds. Instability in the markets for fixed income securities, particularly mortgage-backed and asset-backed securities, may affect the liquidity of the fund’s portfolio, which means that some of the fund’s portfolio securities may be difficult to sell at a fair price when necessary to pay for redemptions from the fund and for other purposes. This illiquidity of portfolio securities may result in the fund incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses can adversely impact the fund’s net asset value per share.

•	Selection risk. This means that the particular securities that are selected by the Adviser may underperform the market or those securities selected by other funds with similar objectives.

Performance Information

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance.

High Income Fund	Risk/Return Profile

Annual Total Returns

(calendar years 2000-2006)

The following bar chart illustrates the annual total returns for the fund’s Class A Shares. The returns for Class C Shares and Class I Shares of the fund differ from the Class A Shares’ returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges or any reduction for taxes that a shareholder might have paid on fund distribution or on the redemption of fund shares at a gain; if they did, the total returns shown would be lower.

Performance Bar Chart

Year-By-Year Total Returns as of December 31

For Class A Shares

Year-to-date performance as of September 30, 2007:	(34.76)%

Class A Shares highest quarterly return during years shown:	6.26%	March 31, 2001
Class A Shares lowest quarterly return during years shown:	0.95%	December 31, 2002

High Income Fund	Risk/Return Profile

Average Annual Total Returns

(for the periods ended December 31, 2006)

The following table represents the fund’s Class A Shares, Class C Shares and Class I Shares average annual total returns, reduced to reflect applicable sales charges, if any, for the periods shown relative to the Lehman Brothers Ba U.S. High Yield Index.* The table also shows hypothetical total returns for Class A Shares that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of the Class A Shares.

	1 Year	5 Year	Since Commencement of Investment Operations[1]
Class A Shares Return Before Taxes (with a 2.50% sales charge)	8.33%	11.58%	12.68%
Class A Shares Return After Taxes on Distributions[2]	4.40%	6.91%	7.84%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares[2]	5.39%	7.08%	7.87%
Class C Shares Return Before Taxes (with applicable Contingent Deferred Sales Charge)	9.45%	11.59%	12.49%
Class I Shares Return Before Taxes	11.38%	12.42%	13.32%
Lehman Brothers Ba U.S. High Yield Index*	10.07%	7.89%	N/A

*	The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. Total returns for the index shown are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the fund’s performance. The index is unmanaged, and unlike the fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

[1]	The fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 22, 1999.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Return after taxes on distributions assumes a continued investment in the fund and shows the effect of taxes on fund distributions. Return after taxes on distributions and sale of fund shares assumes all shares were redeemed at the end of each period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as individual retirement accounts or 401(k) plans. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will be different.

High Income Fund	Risk/Return Profile

Performance data quoted represents past performance (before and after taxes) which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, call 800-564-2188. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the FDIC, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

High Income Fund	Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of High Income Fund.

Shareholder Transaction Expenses (expenses paid directly from your investment)	Class A Shares	Class C Shares	Class I Shares
Maximum sales charge (Load) (as a percentage of offering price)	2.50%	None	None
Maximum deferred sales charge (Load)	None [1]	1.00%[2]	None
Maximum sales charge (Load) imposed on reinvested dividends and other distributions	None	None	None
Redemption fee (as a percentage of amount redeemed)	None	None	None
Exchange fee	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)	Class A Shares	Class C Shares	Class I Shares
Investment advisory fee	0.75%	0.75%	0.75%
Distribution (12b-1) fee	—	0.50%	—
12b-1 shareholder service fee	0.25%	0.25%	—
Other operating expenses	0.10%	0.10%	0.10%
Total Annual Operating Expenses[3]	1.10%	1.60%	0.85%

[1]

On purchases of Class A Shares of $1 million or more, a contingent deferred sales charge of 1.00% of the lower of the purchase price of the shares or their net asset value at the time of redemption will apply to Class A Shares redeemed within one year of the purchase date.

[2]

A contingent deferred sales charge of 1.00% of the lower of the purchase price of the shares or their net asset value at the time of redemption will apply to Class C Shares redeemed within one year of the purchase date.

[3]

The Adviser has agreed to waive its fee and to reimburse the fund until October 31, 2008 to the extent its total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 1.25% of net assets of Class A Shares, 1.75% of net assets of Class C Shares and 1.00% of net assets of Class I Shares.

High Income Fund	Fees and Expenses

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are those indicated in the table above and remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class C Shares	Class I Shares
1 Year Assuming Redemption	$360	$263	$87
1 Year Assuming No Redemption	$360	$163	$87
3 Years	$592	$507	$272
5 Years	$843	$874	$473
10 Years	$1,564	$1,910	$1,055

The fund’s distributor no longer offers shares of the fund to new investors. Any shareholder that owned the fund in an existing account as of November 1, 2005 may purchase additional shares in their account. Morgan Keegan reserves the right to reject any purchase order. The fund reserves its right to change this policy at any time.

How to Buy Shares

Opening an Account

A Morgan Keegan & Company, Inc. (“Morgan Keegan”) Financial Adviser or Regions Morgan Keegan Trust Administrator can assist you with all phases of your investment when buying shares of the funds.

Minimum initial investment for the fund’s Class A Shares and Class C Shares:

•	$1,000

•

$250 for an individual retirement account (“IRA”) and if you are an officer, director, employee or retired employee of Regions, or its affiliates, or if you establish a $50 monthly minimum addition to your account through the funds’ Systematic Investment Program (“SIP”).

Minimum subsequent investment for the funds’ shares:

•	$50 for any account

Initial and subsequent investments in an IRA established on behalf of a non-working spouse of a shareholder who has an IRA invested in one of the funds require a minimum amount of only $250. In addition, once you have established an account for an IRA, the minimum amount for subsequent investments therein will be waived if an investment is the maximum amount permitted under the Internal Revenue Code of 1986, as amended (the “Code”).

In special circumstances, these minimums may be waived or lowered at the funds’ discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your share transaction. There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors at the discretion of the funds. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, like wrap accounts, you may be eligible to purchase Class I Shares. If you are investing through a retirement plan or other special program, follow the instructions in your program materials.

Choosing a Share Class

The funds offer three share classes—Class A Shares, Class C Shares and Class I Shares—and each share class has its own expense structure.

Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount or if you plan to hold your shares for a long period, Class A Shares may make the most sense for you. If you are investing for less than five years, you may want to consider Class C Shares.

Class I Shares are available only to a limited group of investors at the discretion of the funds. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, like wrap accounts, you may be eligible to purchase Class I Shares.

How to Buy Shares

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your investment professional can help you choose the share class that makes the most sense for you.

The following information regarding the sales charges for each class of shares of the funds as well as other information is also available free of charge and in a clear and prominent format at www.rmkfunds.com. From the fund’s website, a hyperlink will take you directly to this disclosure for each fund.

Class Comparison

Class A Shares—Front Load

•	Initial sales charge of 1.50% for Short Term Bond Fund, 2.00% for Intermediate Bond Fund and 2.50% for High Income Fund (in each case, as a percentage of offering price which includes the sales load).

•	Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.

•	Lower annual expenses than Class C Shares.

•

“Right of accumulation” allows you to determine the applicable sales load on a purchase by including the value of your existing investments in funds of the Company or Regions Morgan Keegan Select Funds (all of the series of the Company and Regions Morgan Keegan Select Funds are referred herein as series or funds of the “Regions Morgan Keegan Select Fund Family”), as part of your current investment.

•

“Letter of intent” allows you to count all investments in the Regions Morgan Keegan Select Fund Family over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

The following tables list the sales charges, which will be applied to your Class A Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Short Term Bond Fund Class A Share’s Sales Charges:

Your Investment	As a % of Offering Price		As a % of Net Amount Invested
Up to $49,999	1.50%		1.52%
$50,000 to $99,999	1.25%		1.27%
$100,000 to $249,999	1.00%		1.01%
$250,000 to $499,999	0.75%		0.76%
$500,000 to $999,999	0.50%		0.50%
$1 million or more	0.00%	[1]	0.00%	[1]

How to Buy Shares

Intermediate Bond Fund Class A Share’s Sales Charges:

Your Investment	As a % of Offering Price		As a % of Net Amount Invested
Up to $49,999	2.00%		2.04%
$50,000 to $99,999	1.75%		1.78%
$100,000 to $249,999	1.50%		1.52%
$250,000 to $499,999	1.00%		1.01%
$500,000 to $999,999	0.75%		0.76%
$1 million or more	0.00%	[1]	0.00%	[1]

High Income Fund Class A Share’s Sales Charges:

Your Investment	As a % of Offering Price		As a % of Net Amount Invested
Up to $49,999	2.50%		2.56%
$50,000 to $99,999	2.25%		2.30%
$100,000 to $249,999	1.75%		1.78%
$250,000 to $499,999	1.25%		1.27%
$500,000 to $999,999	1.00%		1.01%
$1 million or more	0.00%	[1]	0.00%	[1]

[1]

You can purchase $1 million or more of Class A Shares without a sales charge. However, if you purchase shares of that amount, they will be subject to a contingent deferred sales charge if you redeem within one year of the date of purchase. The contingent deferred sales charge on redemptions of shares is 0.75% for Intermediate Bond Fund and 1.00% for Short Term Bond Fund and High Income Fund of the lesser of the purchase price of the shares or their net asset value at the time of redemption. In the event of a partial redemption, the contingent deferred sales charge will be applied to the oldest shares held first. The distributor may pay a dealer concession and/or service fee for purchases of $1 million or more.

Reducing the Sales Charge with Breakpoint Discounts.    Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the funds are indicated in the tables above. You or your investment professional must notify the funds’ transfer agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional of the existence of other accounts in which there are holdings eligible to

How to Buy Shares

be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those accounts in the funds held directly or through an investment professional or through a single-participant retirement account by you, your legal spouse, and/or your children under age 21, which can be linked using taxpayer identification numbers (TINs), including social security numbers (SSNs), or broker identification numbers (BINs). An investment in a limited partnership account may be linked to investments in all individual accounts held by each member of the limited partnership for the purposes of calculating the applicable breakpoint discount available to the limited partnership account. Conversely, each member of a limited partnership may link an investment in his or her individual accounts with the limited partnership account only, and not with other member’s individual accounts, for the purposes of calculating the applicable breakpoint discount available to his or her individual accounts. To receive a Class A Shares front-end sales charge reduction, you may add to your purchase of Class A Shares the value of any concurrent purchases of Class A Shares of the Regions Morgan Keegan Select Fund Family, the current value of your holdings, and the holdings of any Qualifying Accounts in Class A Shares of any series of the Regions Morgan Keegan Select Fund Family, except that no directly purchased shares of Regions Morgan Keegan Select Treasury Money Market Fund (“Treasury Money Market Fund”) or Regions Morgan Keegan Select Money Market Fund (“Money Market Fund”) (whether held by you, in a Qualifying Account, or to be purchased concurrently) may be aggregated for purposes of calculating any breakpoint discounts. Your discount will be determined based on the schedule in the Class A sales charge table above.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional certain information on your new account form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the shares offered in this Prospectus, and the breakpoint discounts offered with respect to such shares, are described in full in this Prospectus.

The front end sales charge for Class A Shares may be eliminated or reduced at purchase if:

•	you purchase shares through financial intermediaries that do not receive sales charge dealer concessions;

•	you purchase shares through “wrap accounts,” asset allocation programs, or similar programs, under which clients may pay a fee for account services;

•

you sign a letter of intent to purchase a specific dollar amount of additional shares within 13 months (your discount will be determined based on the schedule in the Class A Share’s sales charge table above); or

•

you are an officer, director, employee or retired employee of Regions, or its affiliates, and your legal spouse and dependent children, or a Director or officer of the Company, and your legal spouse and dependent children.

How to Buy Shares

Class A Shares may also be acquired without a sales charge if the purchase is made through a Morgan Keegan Financial Adviser who formerly was employed as a broker with another firm registered as a broker-dealer with the SEC, if the following conditions are met: (1) the purchaser was a client of the investment professional at the other firm for which the investment professional previously served as a broker; (2) within 90 days of the purchase of the fund’s shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (3) the aggregate amount of the fund’s shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser’s redemption proceeds, noted in (2) above, from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. In addition, Class A Shares may be acquired without a sales charge if a purchase is made with the proceeds of a redemption of other mutual fund shares, provided that the purchaser paid a sales charge in connection with purchasing or redeeming these shares and further provided that the purchase of the Class A Shares of any series of Regions Morgan Keegan Select Fund Family is made within 30 days of that redemption.

Dealer Concessions.    The distributor, Morgan Keegan, may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. The dealer may be paid an advance commission for sales of the Class A Shares of any series of the Company. Such payments may be in the form of cash or promotional incentives.

Class C Shares—Level Load

•	No initial sales charge.

•

Contingent deferred sales charge of 1.00% of the lesser of the purchase price of the Class C Shares or their Net Asset Value (“NAV”), at the time of redemption, payable by you if you redeem shares within one year of purchase. In the event of a partial redemption, the contingent deferred sales charge will be applied to the oldest shares held first.

•	Annual distribution (12b-1) fee of 0.45% for Short Term Bond Fund, 0.60% for Intermediate Bond Fund and 0.75% for High Income Fund.

Class I Shares—No Load

•	No sales charges of any kind.

•	No distribution or shareholder service (12b-1) fees; annual expenses are lower than other share classes.

•

Available only to a limited group of investors at the discretion of the funds, including employer-sponsored retirement plans, advisory accounts of the investment manager, and certain programs available through brokers, like wrap accounts. These programs usually involve special conditions and separate fees. Contact your Morgan Keegan Financial Adviser or Regions Morgan Keegan Trust Administrator for information.

How to Buy Shares

To Add to an Account

Through Morgan Keegan.    You may purchase shares of a fund by contacting your Morgan Keegan Financial Adviser or by calling Morgan Keegan at 800-222-8866. You may also visit our website at www.morgankeegan.com to locate the Morgan Keegan branch nearest you. New investors must complete Morgan Keegan’s New Account Form and return it along with a check for your initial investment payable to “Morgan Keegan” to your Financial Adviser or to Morgan Keegan at 50 North Front Street, Memphis, TN 38103. Please indicate the fund, share class, the account number, and the dollar value or number, if any, of shares on your check. You can avoid future inconvenience by signing up now for any services you might later use, including the SIP.

Morgan Keegan & Company, Inc.

Morgan Keegan Tower

50 North Front Street

Memphis, Tennessee 38103

Call toll-free: 800-222-8866

(8:30 a.m. – 4:30 p.m., business days, Central Time)

Members New York Stock Exchange, SIPC

www.morgankeegan.com

Through Regions Morgan Keegan Trust.    Trust customers may purchase shares of a fund through their local Trust Administrator or by calling Regions Morgan Keegan Trust at 877-757-7424.

Through Other Financial Intermediary.    You may purchase shares through a broker-dealer, investment professional or financial institution which has been authorized to offer shares by Morgan Keegan (“Authorized Dealers”). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the funds’ Prospectus. Certain features of a fund may not be available or may be modified in connection with the program of services provided.

Through Systematic Investment Program.    Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the appropriate SIP forms by contacting your investment professional. The minimum investment amount for SIPs is $50.

Policies for Buying Shares

Anti-Money Laundering Laws.    If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV, as permitted by applicable law.

How to Buy Shares

Timing of Requests.    Your purchase order must be received by your Morgan Keegan Financial Adviser, Regions Morgan Keegan Trust Administrator, or Authorized Dealer before the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time, 3:00 p.m. Central time) to be executed the same day, at that day’s closing share price. Orders received after the closing of the NYSE will be executed the following day, at that day’s closing share price. Each fund reserves the right to reject any purchase request. It is the responsibility of your investment professional or other service provider that has entered into an agreement with the funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the funds. You are not the owner of fund shares (and therefore will not receive dividends) until payment for the shares is received.

Short-Term Trading.    The funds attempt to deter short-term trading that may be disruptive to the efficient management of the funds. The funds may consider several factors when evaluating shareholder trading activity, including, but not limited to: (1) dollar amount of the transaction; (2) volume of the transaction; (3) frequency of trading; (4) developing trading patterns of the shareholder; and (5) any other factors deemed pertinent by fund management.

The funds’ Board has approved policies and procedures intended to discourage excessive short-term trading of the funds’ shares. These policies provide that, when, in the sole discretion of fund management, short-term trading would have a detrimental effect on the portfolio performance and the portfolio management of a fund, the funds may refuse a transaction by any person, group or commonly controlled account. The funds will promptly notify the shareholder of a determination to reject a purchase request. The fund reserves the right to restrict future purchases of fund shares.

There can be no assurance that the funds will be effective in limiting short-term trading in all cases. If the funds are unable to deter this type of trading, it may adversely affect the performance of the funds by requiring the funds to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative, and other expenses.

The funds’ objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the funds anticipate that limitations on its ability to identify trading activity to specific shareholders, including where shares are held in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

How to Redeem Shares

To Sell Some or All of Your Shares

You may redeem Class A Shares, Class C Shares and Class I Shares through your Morgan Keegan Financial Adviser or by telephoning Morgan Keegan at 800-366-7426. Regions Morgan Keegan Trust customers may redeem shares of a fund through their local Trust Administrator. You should note that redemptions will be made only on days when a fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

By Mail.    To redeem shares by mail, written requests must be received in proper form and can be made through Morgan Keegan or Regions Morgan Keegan Trust, as appropriate. The redemption request should include the shareholder’s name, fund name and class of shares, account number and the share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the fund. You may redeem some or all of your shares by sending a letter of instruction to your Financial Adviser or Morgan Keegan at 50 North Front Street, Memphis, Tennessee 38103. Trust customers should send a letter of instruction to your local Trust Administrator or to Regions Morgan Keegan Trust at 1901 6th Avenue North, 4th Floor, Birmingham, Alabama 35203.

By Telephone.    Telephone redemption instructions must be received by your investment professional before the close of the NYSE (normally 4:00 p.m. Eastern time, 3:00 p.m. Central Time) for a funds’ shares to be redeemed at that day’s closing share price. Orders for redemptions received after this time on any business day will be executed at the close of the next business day. As long as the transaction does not require a written request as described in “Policies for Selling Shares,” you may sell shares by calling your Morgan Keegan Financial Adviser or Morgan Keegan at 800-366-7426. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424. A check will be mailed to you on the following business day.

By Exchange.    Please read the applicable prospectus carefully for the fund into which you are exchanging before you request an exchange. To request an exchange, call or write to Morgan Keegan or Regions Morgan Keegan Trust, as appropriate. Call your Morgan Keegan Financial Adviser or Morgan Keegan at 800-366-7426 or mail your written exchange instructions to Morgan Keegan at 50 North Front Street, Memphis, Tennessee 38103. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424 or mail your written exchange instructions to Regions Morgan Keegan Trust, 1901 6th Avenue North, 4th Floor, Birmingham, Alabama 35203.

By Systematic Withdrawal.    This plan is designated for retirees and other investors who want regular withdrawals from a fund account. You may automatically redeem shares in a minimum amount of $100 on a regular basis. Please contact your investment professional for the appropriate forms to complete. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming shares using this program.

How to Redeem Shares

Policies for Selling Shares

Circumstances that require written requests and signature guarantees.    Please submit instructions in writing when any of the following apply:

•	You are selling more than $100,000 worth of shares

•	The name or address on the account has changed within the last 30 days

•	You want the redemption proceeds to be sent or wired to a name or address not on the account registration

•	You are transferring shares to an account with a different registration or share class

•	You are selling shares held in a corporate or fiduciary account; for these accounts additional documents are required:

Corporate accounts:    certified copy of a corporate resolution

Fiduciary accounts:    copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Timing of Requests.    Redemption requests for the funds received by Morgan Keegan before the close of the NYSE (normally 4:00 p.m. Eastern time, 3:00 Central time) will be executed the same day, at that day’s closing share price. Requests received after the close of the NYSE will be executed the following day, at that day’s closing share price.

Sales Charge When You Redeem

Class A Shares (Purchase amount of $1 million or greater).    A contingent deferred sales charge (“CDSC”) of 0.75% of the lower of the purchase price of the shares or their NAV at the time of redemption applies to Class A Shares of Intermediate Bond Fund and 1.00% of the redemption amount to Class A Shares of Short Term Bond Fund and High Income Fund redeemed within one year of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Class C Shares.    Redemptions of Class C Shares are subject to a CDSC of 1.00% of the lower of the purchase price of the shares or their NAV at the time of redemption if the redemption is made within one year of the purchase date.

If your investment qualifies for a reduction or elimination of the CDSC, your investment professional must notify the funds’ transfer agent at the time of redemption. If the transfer agent is not notified, the CDSC will apply.

How to Redeem Shares

You will not be charged a CDSC when redeeming Class C Shares:

•	on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;

•	on shares acquired through reinvestment of dividends and capital gain distributions;

•	if your redemption is a required distribution and you are over the age of 70-1/2 from an IRA or other retirement plan;

•	upon the death or disability of the last surviving shareholder(s) of the account;

•

when redeeming and directing the proceeds to the purchase of shares of a series of the Regions Morgan Keegan Select Fund Family. It is your responsibility to inform the broker of your intention to exercise this option at the time of the redemption and purchase; or

•	if a fund redeems your shares and closes your account for not meeting the minimum balance requirement.

To keep the sales charge as low as possible, the funds will redeem your shares in the following order:

•	shares that are not subject to a CDSC; and

•	shares held the longest.

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

Conditions for Redemptions

Selling Recently Purchased Shares.    If you sell shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.

Limitations on Redemption Proceeds.    Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

•	during periods of market volatility; or

•	when your trade activity or redemption amount adversely impacts a fund’s ability to manage its assets.

How to Exchange Shares

Exchange Privilege

You may exchanges shares of a fund into shares of the same class of any series of the Regions Morgan Keegan Select Fund Family without paying a sales charge or a CDSC by calling or writing to Morgan Keegan or Regions Morgan Keegan Trust as appropriate. Shares of any series of the Regions Morgan Keegan Select Fund Family may be acquired in exchange for shares of the same class of any other series of the Regions Morgan Keegan Select Fund Family, other than shares of Treasury Money Market Fund or Money Market Fund on which no sales charge has been paid, without paying a sales charge or a CDSC in the same manner. The date of original purchase of exchanged Class C Shares will be used for purposes of calculating the CDSC imposed upon redemption of exchanged-for-shares. You may exchange Class C Shares of a fund with Class A Shares of Treasury Money Market Fund or Money Market Fund since there are no Class C Shares offered by these Funds.

To exchange shares, you must:

•	meet any minimum initial investment requirements; and

•	receive a prospectus for the series into which you wish to exchange.

For more information about any series of the Regions Morgan Keegan Select Fund Family not described in this Prospectus, including each series’ investment policies and strategies, risks, charges and expenses, visit www.rmkfunds.com or call your Morgan Keegan Financial Adviser or Regions Morgan Keegan Trust Administrator for a prospectus. Please read the applicable prospectus carefully before you request an exchange.

Shareholders contemplating exchanges into one or more of the series of the Regions Morgan Keegan Select Fund Family should consult their tax advisers, since the tax consequences of investing in each series may vary. An exchange is treated as a redemption and a subsequent purchase and is a taxable transaction.

To Request an Exchange

Call or write to your investment professional, as appropriate. Call your Morgan Keegan Financial Adviser or Morgan Keegan at 800-366-7426, or mail your written exchange instructions to Morgan Keegan at 50 North Front Street, Memphis, Tennessee 38103. Trust customers should call their local Trust Administrator or Regions Morgan Keegan Trust at 877-757-7424, or mail your written exchange instructions to your local Trust Administrator or to Regions Morgan Keegan Trust, 1901 6th Avenue North, 4th Floor, Birmingham, Alabama 35203.

Policies for Exchanging Shares

Timing of Requests.    Telephone exchange instructions must be received by your investment professional before the close of the NYSE (normally 4:00 p.m. Eastern time, 3:00 Central time) for all funds’ shares to be exchanged at that day’s closing share price. Orders for exchanges received after the close of the NYSE will be executed the following day, at that day’s closing share price.

How to Exchange Shares

Circumstances that require written requests and signature guarantees.    Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

Frequent Exchanges.    The fund’s management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a fund and other shareholders. If this occurs, the fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other funds. The funds may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder’s exchange privilege and may refuse to accept any exchange request. The funds will provide 60 days’ prior written notice before materially amending, suspending or eliminating exchange privileges.

Account Policies

Business Hours

You can purchase, redeem or exchange shares of the funds any day the NYSE is open (generally Monday through Friday). Representatives of the funds are available normally from 8:30 a.m. to 4:30 p.m. Central time on these days. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. Please refer to the Statement of Additional Information for a listing of days when the NYSE is closed.

Calculating Share Price

Shares of the funds are sold at their NAV plus any applicable front-end sales charge and redeemed at NAV less any applicable CDSC on days on which the NYSE is open for trading. Each fund calculates its NAV as of the close of regular trading (approximately 4:00 p.m. Eastern Time, or any earlier NYSE closing time that day) on each day the NYSE is open for trading. The NYSE is not open for trading on weekends and on certain days relating to the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if the funds determine it is in the shareholders’ interest to do so. Your order will be priced at the next calculated NAV plus any applicable front-end sales charge after your order is received in proper form (as described in this Prospectus). The NAV for each class of a fund’s shares is computed by subtracting the liabilities from the total assets attributable to each class of shares and dividing the result by the number of shares outstanding.

Valuation of Portfolio Investments

Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price. Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the

Account Policies

judgment of the Adviser’s Valuation Committee, does not represent market value. Investments in open-end registered investment companies are valued at NAV as reported by those investment companies. When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the supervision of the funds’ Board. There can be no assurance that a fund could purchase or sell a portfolio security at the price used to calculate the fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the funds. A fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing services is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. Among the factors that may be considered by the Valuation Committee in determining the fair value of a security are: (1) the fundamental analytical data relating to the investment; (2) the nature and duration of restrictions on disposition of the securities; (3) an evaluation of the forces that influence the market in which the securities are purchased and sold; (4) type of security; (5) financial statements of the issuer; (6) cost at date of purchase (generally used for initial valuation); (7) size of the fund’s holding; (8) for restricted securities, any discount from market value of unrestricted securities of the same class at the time of purchase; (9) the existence of a shelf registration for restricted securities; (10) information as to any transactions or offers with respect to the security; (11) special reports prepared by analysts; (12) the existence of merger proposals, tender offers or similar events affecting the security; and (13) the price and extent of public trading in similar securities of the issuer or comparable companies. The degree of judgment involved in determining the fair value of an investment security is dependent upon the availability of quoted market prices or observable market parameters. When observable market prices and parameters do not exist, the valuation process may rely more heavily on consideration of factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, security seasoning and market dislocation. In determining the fair value of a security, the Valuation Committee may rely upon information and data provided by an independent valuation consultant approved by the Board.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

Account Policies

Telephone Requests

When you open an account with Morgan Keegan, you automatically receive telephone privileges, allowing you to place orders for your account by telephone. Your financial adviser can also use these privileges to request exchanges and redemptions of fund shares in your account. Morgan Keegan may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service.

Unauthorized telephone requests are rare; however, as long as Morgan Keegan and your investment professional takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests.

Transfer Agent

Morgan Keegan, an affiliate of the Adviser, located at Morgan Keegan Tower, 50 North Front Street, Memphis, Tennessee 38103, is the funds’ transfer agent and receives a fee for services.

Confirmations and Account Statements

Morgan Keegan.    Morgan Keegan customers will receive confirmation of purchases, redemptions, and exchanges. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends, and capital gain distributions paid. You have the duty to examine all statements, confirmations, and other reports or notices upon receipt from Morgan Keegan and report any errors or unauthorized trading to Morgan Keegan’s Customer Service Department within the time limits specified in the client agreement on the New Account Form.

Regions Morgan Keegan Trust.    Regions Morgan Keegan Trust customers will also receive confirmation of purchases, redemptions and exchanges except for systematic program transactions. You will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gain distributions paid. You have the duty to examine all statements, confirmations and other reports or notices upon receipt from Regions Morgan Keegan Trust and report any errors or unauthorized trading by calling 877-757-7424.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, a fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount due to exchanges and redemptions. Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum. If you do not take action within 30 days, Morgan Keegan may sell your shares and mail the proceeds to you at the address of record.

Account Policies

Reinstating Recently Sold Shares

For 120 days after you sell Class A Shares, you have the right to “reinstate” your investment by putting some or all of the proceeds into Class A Shares of the same or another series of the Regions Morgan Keegan Select Fund Family at NAV, without payment of a sales charge. It is your responsibility to inform Morgan Keegan that your purchase is a reinstatement qualifying for this treatment.

Share Certificates

The funds do not issue share certificates.

Distribution of Fund Shares

Morgan Keegan serves as the distributor of the funds’ shares. Morgan Keegan, a wholly owned subsidiary of Regions Financial Corporation (NYSE: RF) and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”). Morgan Keegan provides personalized investment services to its clients through more than 400 offices in 19 states.

Morgan Keegan may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of fund shares. Morgan Keegan may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon shares owned by their clients or customers. These services include general marketing services such as distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the funds’ shares.

Rule 12b-1 Plan

Each fund has adopted a plan under Rule 12b-1 that allows it to pay Morgan Keegan distribution fees for the sale and distribution of the Class A Shares and Class C Shares and for shareholder servicing of those classes. Morgan Keegan bears costs including, but not limited to, printing and distributing prospectuses to investors, preparing and distributing sales literature and compensation of its employees involved in the sales of shares. Because Rule 12b-1 fees are paid out of each fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

	12b-1 Distribution Fees		12b-1 Shareholder Service Fees
	Class A Shares	Class C Shares	Class A Shares	Class C Shares
RMK Select Short Term Bond Fund	—	0.20%	0.25%	0.25%
RMK Select Intermediate Bond Fund	—	0.35%	0.25%	0.25%
RMK Select High Income Fund	—	0.50%	0.25%	0.25%

Management of the Funds

The Board of Directors governs the Company and oversees the Adviser as investment adviser to the funds.

Funds’ Investment Adviser

Morgan Asset Management, Inc. serves as the investment adviser to the funds. Pursuant to the funds’ advisory agreements, the Adviser is responsible for the investment management of the funds, including making investment decisions and placing orders to buy, sell or hold particular securities.

Founded in 1986, the Adviser is an indirect wholly owned subsidiary of Regions Financial Corporation (NYSE: RF), a publicly held financial holding company that provides retail and commercial banking, securities brokerage, mortgage and insurance products and other financial services. The Adviser also serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of eleven open-end funds; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the NYSE under the ticker symbol RMA; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the NYSE under the ticker symbol RMH; RMK Multi-Sector High Income Fund, Inc., a separately registered closed-end investment company listed on the NYSE under the ticker symbol RHY; RMK Strategic Income Fund, Inc., a separately registered closed-end investment company listed on the NYSE under the ticker symbol RSF; and Regions Morgan Keegan Trust. As of September 30, 2007, the Adviser has more than $33 billion in total assets under management. The Adviser’s principal offices are located at 1901 6th Avenue North, 4th Floor, Birmingham, AL 35203.

The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each fund’s average daily net assets as follows:

Annualized Fee (as a percentage of net assets)
Short Term Bond Fund	0.35%
Intermediate Bond Fund	0.40%
High Income Fund	0.75%

A discussion regarding the basis for the Board of Directors approval of the Investment Advisory Agreements related to the funds is available in the funds’ Semi-Annual Report to Shareholders dated December 31, 2006.

Management of the Funds

Portfolio Managers

The Adviser has two portfolio managers committed to the day-to-day management of the funds. The following table identifies each fund’s portfolio manager(s):

Portfolio Manager(s)
Short Term Bond Fund	James C. Kelsoe, Jr. and David H. Tannehill
Intermediate Bond Fund	James C. Kelsoe, Jr.
High Income Fund	James C. Kelsoe, Jr.

James C. Kelsoe, Jr., CFA—Mr. Kelsoe has been a portfolio manager with the Adviser since 1992. Mr. Kelsoe serves as manager of Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund and as co-portfolio manager of Regions Morgan Keegan Short Term Bond Fund, each a series of the Company. He also serves as portfolio manager of RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc., closed-end investment companies traded on the NYSE. Mr. Kelsoe is currently a senior portfolio manager for the Adviser, where he is responsible for over $2 billion in assets under management and serves as a member of the Adviser’s strategy group which oversees over $33 billion in assets. He received a B.S. in Finance from the University of Alabama in 1986. He holds the Chartered Financial Analyst designation.

David H. Tannehill, CFA—Mr. Tannehill serves as co-portfolio manager of Regions Morgan Keegan Select Short Term Bond Fund. Mr. Tannehill has been a portfolio manager for the Adviser since 2004. From 2001 to 2004, Mr. Tannehill was a portfolio manager for Commerce Capital Management, Inc. where he was responsible for managing over $200 million in individual, individual trust, and endowment accounts. Mr. Tannehill has eight years prior experience with Morgan Keegan in investment research of both equity and fixed income securities. Mr. Tannehill earned a BBA in 1983 and an MBA in 1984 from the University of Mississippi. He holds the Chartered Financial Analyst designation.

The funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the funds.

Other Information

Please note that the funds maintain additional policies and reserve certain rights, including:

Fund shares may not be held in, or transferred to, an account with any firm other than Morgan Keegan, Regions Morgan Keegan Trust or an Authorized Dealer.

The funds may vary their initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

At any time, the funds may change or discontinue its sales charge waivers and any of their order acceptance practices, and may suspend the sale of shares or refuse a purchase order. Additionally, in accordance with applicable law, the funds may suspend the right of redemption.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

Privacy Policy Notice

The funds, their distributor (Morgan Keegan) and their agents (referred to as the “funds,” “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the funds’ policy that governs the handling of your information, how the funds gather information, how that information is used and how it is kept secure.

Information the Funds Collect

The funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the funds’ website (www.rmkfunds.com) or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Other Information

Information Sharing Policy

The funds may share the nonpublic personal information about you, as described above, with financial or nonfinancial companies or other entities, including companies that may be affiliated with the funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker-dealer or other financial intermediary through whom you purchased the funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the funds and the third party service providers.

The funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the funds’ commitment to protecting your personal information and respecting your privacy.

Other Information

Employee Access to Information

All of the funds’ employees must adhere to the funds’ policy on confidentiality. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

•

The funds’ website (www.rmkfunds.com) gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-Mail

If you have opted to receive marketing information from the funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 800-366-7426.

Surveys/Aggregate Data

Periodically, the funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The funds then generate reports that

Other Information

include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to the Funds’ Privacy Policy

The funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

Proxy Voting Policies and Procedures

The funds vote proxies related to their portfolios’ securities according to a set of policies and procedures approved by the funds’ board. You may view the proxy voting activity for each fund during the most recent twelve month period ended June 30 as well as a description of the policies and procedures, without charge, by calling 800-564-2188, by visiting the fund’s website at www.rmkfunds.com or by visiting the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The funds file their complete schedules of portfolio holdings on Form N-Q with the SEC no more than sixty days after the close of the funds’ first and third quarters of their fiscal year. You may view the funds’ Form N-Q filings, without charge, by calling 800-564-2188 or by visiting the SEC’s website at www.sec.gov. The funds’ Form N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room. A description of the funds’ policies and procedures with respect to disclosure of its portfolio securities is available in the funds’ Statement of Additional Information.

Dividends, Capital Gain Distributions and Tax Considerations

Dividends and Capital Gain Distributions

Dividends are declared by a fund daily and paid monthly to the persons who are shareholders in the fund on the applicable record date. In addition, each fund pays any capital gain distributions at least annually. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares, unless you elect cash payments.

If you purchase shares just before a fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in additional shares. Therefore, you should consider the tax implications of purchasing shares shortly before a fund declares a dividend or capital gain distribution. Contact your investment professional or the funds for information concerning when dividends and capital gain distributions will be paid.

Tax Effects of Distributions and Transactions

In general, any dividends and distributions of the excess of net short-term capital gain over net long-term capital loss you receive from a fund are taxable as ordinary income. Although a fund’s dividends attributable to “qualified dividend income” (i.e., dividends received on stock of most U.S. and certain foreign corporations with respect to which the fund satisfies certain restrictions) generally would be subject to a 15% maximum federal income tax rate for its individual shareholders who satisfy those restrictions with respect to their fund shares, the amount of that income is not expected to be substantial for any fund. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gains, which also are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain a fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011. This is true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

Every year, your fund will send you information detailing the amounts of dividends and capital gain distributions distributed to you for the previous year.

The sale (redemption) of fund shares is a taxable event and may produce a gain or loss. For tax purposes, an exchange is treated the same as a sale. Any capital gain an individual shareholder recognizes on a redemption or exchange through December 31, 2010, of his or her fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above. Net short-term capital gains continue to be taxed at the ordinary income rate.

Unless your investment is in a tax-deferred account, you may want to avoid:

•

Investing a large amount in a fund shortly before a capital gain distribution or dividend payment date, because when the fund makes the distribution or payment, you would receive some of your investment back as a taxable distribution, or

Dividends, Capital Gain Distributions and Tax Considerations

•

Selling shares of a fund at a loss for tax purposes and reinvesting in shares of that fund within 30 days before or after that sale, because such a transaction is considered a “wash sale,” and you would not be allowed to deduct all or part of the tax loss.

Your investment in the funds could have additional tax consequences. Please consult your tax professional for assistance.

Backup Withholding.    By law, each fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you have not provided complete, correct taxpayer identification information to the fund (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from each fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against your federal income tax liability or refunded.

Financial Highlights

The financial highlights are intended to help you understand the financial performance of each fund’s Class A Shares, Class C Shares and Class I Shares described in this Prospectus for the past five years or since inception, if the life of the fund or share class is shorter.

The financial highlights reflect certain financial results for a single fund share outstanding throughout the periods indicated. The total returns in the tables represent the rates that a shareholder would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and other distributions).

The financial information for Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund for the five years ended June 30, 2007 was audited by PricewaterhouseCoopers LLP (“PwC”), independent registered public accountants, whose report, along with the funds’ financial statements, is included in the funds’ Annual Report. Regions Morgan Keegan Select Short Term Bond Fund commenced investment operations on February 18, 2005. On that date, the fund merged with LEADER Short Term Bond Fund, a series of LEADER Mutual Funds, and assumed that portfolio’s operating history and performance record. In connection with this merger, the fund succeeded to the financial history of its predecessor fund. The financial information in the tables below prior to February 18, 2005 has been derived from the predecessor fund’s financial statements. The financial statements for the fiscal years ended June 30, 2007 and June 30, 2006, the fiscal period ended June 30, 2005 and the fiscal year ended August 31, 2004 were audited by PwC, whose report, along with the fund’s financial statements, is included in the funds’ Annual Report. For the predecessor fund, another independent registered public accounting firm audited the financial statements for the fiscal years ended August 31, 2003 and 2002.

This information should be read in conjunction with the financial statements contained in the funds’ Annual Report that are incorporated by reference into the Statement of Additional Information relating to the funds and is available upon request.

Annual Reports may be obtained without charge by calling 800-564-2188.

Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains		Total Distributions
Short Term Bond Fund
Class A Shares
Year Ended June 30, 2007#	$9.98	0.51	0.02	0.53	(0.52)	—		(0.52)
Year Ended June 30, 2006	$10.04	0.42	(0.04)	0.38	(0.44)	—		(0.44)
Period Ended June 30, 2005*	$10.24	0.31	(0.19)	0.12	(0.32)	—		(0.32)
Year Ended August 31, 2004	$10.22	0.29	0.02	0.31	(0.29)	—		(0.29)
Year Ended August 31, 2003	$9.94	0.36	0.28	0.64	(0.36)	—		(0.36)
Year Ended August 31, 2002	$10.11	0.39	(0.17)	0.22	(0.39)	—	(6)	(0.39)
Short Term Bond Fund
Class C Shares
Period Ended June 30, 2007	$9.96	0.49	0.01	0.50	(0.50)	—		(0.50)
Period Ended June 30, 2006(7)	$10.00	0.27	(0.02)	0.25	(0.29)	—		(0.29)
Short Term Bond Fund
Class I Shares
Year Ended June 30, 2007	$9.98	0.53	0.02	0.55	(0.54)	—		(0.54)
Year Ended June 30, 2006	$10.04	0.44	(0.04)	0.40	(0.46)	—		(0.46)
Period Ended June 30, 2005*	$10.25	0.34	(0.20)	0.14	(0.35)	—		(0.35)
Year Ended August 31, 2004	$10.22	0.32	0.03	0.35	(0.32)	—		(0.32)
Year Ended August 31, 2003	$9.94	0.39	0.28	0.67	(0.39)	—		(0.39)
Year Ended August 31, 2002	$10.12	0.41	(0.18)	0.23	(0.41)	—	(6)	(0.41)

*	The Fund changed its fiscal year from August 31 to June 30.
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	Not annualized for periods less than one year.
(3)	Ratio annualized for periods less than one year.
(4)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(5)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(6)	Amount less than $.005.
(7)	From the commencement of investment operations on November 4, 2005.
(#)	See Note 9—Security Valuations and Subsequent Events in the Annual Report.

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(1)(2)	Net Investment Income(3)	Net Expenses	Expense Waiver/ Reimbursement(3)(5)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(4)

$9.99	5.36%	4.99%	0.74%	0.10%	$32,850	64%
$9.98	3.85%	4.18%	0.89%	0.03%	$4,986	47%
$10.04	1.21%	3.65%	1.08%	0.23%	$5,097	26%
$10.24	3.02%	2.76%	1.14%	0.23%	$7,396	92%
$10.22	6.57%	3.48%	1.19%	0.28%	$4,136	37%
$9.94	2.22%	3.77%	1.27%	0.40%	$969	20%

$9.96	5.06%	4.79%	0.94%	0.10%	$765	64%
$9.96	2.50%	3.98%	1.09%	0.03%	$81	47%

$9.99	5.62%	5.24%	0.49%	0.10%	$55,923	64%
$9.98	4.12%	4.43%	0.64%	0.03%	$61,186	47%
$10.04	1.35%	3.97%	0.81%	0.39%	$66,896	26%
$10.25	3.44%	3.07%	0.84%	0.54%	$62,281	92%
$10.22	6.86%	3.84%	0.90%	0.60%	$40,957	37%
$9.94	2.30%	4.05%	0.98%	0.69%	$28,151	20%

Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Intermediate Bond Fund
Class A Shares
Year Ended June 30, 2007	$9.83	0.66	(0.37)	0.29	(0.66)	—	(0.66)
Year Ended June 30, 2006	$9.93	0.66	(0.10)	0.56	(0.66)	—	(0.66)
Year Ended June 30, 2005	$10.03	0.70	(0.11)	0.59	(0.69)	—	(0.69)
Year Ended June 30, 2004	$10.39	0.74	(0.28)	0.46	(0.80)	(0.02)	(0.82)
Year Ended June 30, 2003	$10.17	0.76	0.21	0.97	(0.75)	—	(0.75)
Intermediate Bond Fund
Class C Shares
Year Ended June 30, 2007	$9.83	0.62	(0.38)	0.24	(0.62)	—	(0.62)
Year Ended June 30, 2006	$9.92	0.62	(0.09)	0.53	(0.62)	—	(0.62)
Year Ended June 30, 2005	$10.03	0.67	(0.12)	0.55	(0.66)	—	(0.66)
Year Ended June 30, 2004	$10.38	0.71	(0.27)	0.44	(0.77)	(0.02)	(0.79)
Year Ended June 30, 2003	$10.17	0.73	0.20	0.93	(0.72)	—	(0.72)
Intermediate Bond Fund
Class I Shares
Year Ended June 30, 2007	$9.84	0.68	(0.38)	0.30	(0.68)	—	(0.68)
Year Ended June 30, 2006	$9.93	0.68	(0.09)	0.59	(0.68)	—	(0.68)
Year Ended June 30, 2005	$10.04	0.73	(0.12)	0.61	(0.72)	—	(0.72)
Year Ended June 30, 2004	$10.39	0.77	(0.27)	0.50	(0.83)	(0.02)	(0.85)
Year Ended June 30, 2003	$10.17	0.79	0.21	1.00	(0.78)	—	(0.78)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued
(#)	See Note 9—Security Valuation and Subsequent Events in the Annual Report. There has been a material decline in net assets after June 30, 2007.

		Ratios to Average Net Assets		Supplemental Data
Net Asset Value, End of Period	Total Return(1)	Net Investment Income	Net Expenses	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(2)

$9.46	2.88%	6.69%	0.76%	$358,282	61%
$9.83	5.77%	6.61%	0.78%	$232,900	71%
$9.93	6.05%	6.84%	0.78%	$191,439	49%
$10.03	4.68%	7.30%	0.81%	$98,194	47%
$10.39	9.99%	7.38%	0.85%	$82,786	38%

$9.45	2.42%	6.34%	1.11%	$348,522	61%
$9.83	5.51%	6.26%	1.13%	$227,244	71%
$9.92	5.58%	6.49%	1.13%	$174,382	49%
$10.03	4.42%	6.95%	1.16%	$107,801	47%
$10.38	9.40%	7.03%	1.20%	$84,554	38%

$9.46	3.03%	6.94%	0.51%	$306,616	61%
$9.84	6.14%	6.86%	0.53%	$206,874	71%
$9.93	6.21%	7.09%	0.53%	$118,180	49%
$10.04	5.04%	7.55%	0.56%	$44,489	47%
$10.39	10.15%	7.63%	0.60%	$33,348	38%

Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
High Income Fund
Class A Shares
Year Ended June 30, 2007#	$10.19	1.03	(0.80)	0.23	(1.14)	(0.07)	(1.21)
Year Ended June 30, 2006	$10.42	1.11	(0.11)	1.00	(1.11)	(0.12)	(1.23)
Year Ended June 30, 2005	$10.53	1.27	(0.03)	1.24	(1.21)	(0.14)	(1.35)
Year Ended June 30, 2004	$10.55	1.09	0.30	1.39	(1.11)	(0.30)	(1.41)
Year Ended June 30, 2003	$10.47	1.21	0.04	1.25	(1.14)	(0.03)	(1.17)
High Income Fund
Class C Shares
Year Ended June 30, 2007	$10.19	0.98	(0.80)	0.18	(1.09)	(0.07)	(1.16)
Year Ended June 30, 2006	$10.42	1.06	(0.11)	0.95	(1.06)	(0.12)	(1.18)
Year Ended June 30, 2005	$10.54	1.22	(0.04)	1.18	(1.16)	(0.14)	(1.30)
Year Ended June 30, 2004	$10.55	1.04	0.31	1.35	(1.06)	(0.30)	(1.36)
Year Ended June 30, 2003	$10.47	1.16	0.04	1.20	(1.09)	(0.03)	(1.12)
High Income Fund
Class I Shares
Year Ended June 30, 2007	$10.19	1.06	(0.80)	0.26	(1.17)	(0.07)	(1.24)
Year Ended June 30, 2006	$10.42	1.14	(0.11)	1.03	(1.14)	(0.12)	(1.26)
Year Ended June 30, 2005	$10.54	1.30	(0.04)	1.26	(1.24)	(0.14)	(1.38)
Year Ended June 30, 2004	$10.55	1.11	0.31	1.42	(1.13)	(0.30)	(1.43)
Year Ended June 30, 2003	$10.47	1.24	0.04	1.28	(1.17)	(0.03)	(1.20)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(#)	See Note 9—Security Valuations and Subsequent Events in the Annual Report. There has been a material decline in net assets after June 30, 2007.

		Ratios to Average Net Assets		Supplemental Data
Net Asset Value, End of Period	Total Return(1)	Net Investment Income	Net Expenses	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(2)

$9.21	1.97%	10.46%	1.10%	$460,039	90%
$10.19	10.13%	10.83%	1.09%	$527,093	106%
$10.42	12.32%	12.15%	1.10%	$504,372	86%
$10.53	14.05%	10.23%	1.11%	$391,100	79%
$10.55	12.72%	10.99%	1.13%	$298,816	67%

$9.21	1.46%	9.96%	1.60%	$268,429	90%
$10.19	9.58%	10.33%	1.59%	$294,721	106%
$10.42	11.65%	11.65%	1.60%	$276,194	86%
$10.54	13.59%	9.73%	1.61%	$219,313	79%
$10.55	12.16%	10.48%	1.64%	$173,290	67%

$9.21	2.22%	10.71%	0.85%	$328,468	90%
$10.19	10.40%	11.08%	0.84%	$379,909	106%
$10.42	12.48%	12.40%	0.85%	$333,164	86%
$10.54	14.44%	10.48%	0.86%	$209,361	79%
$10.55	13.00%	11.24%	0.88%	$110,695	67%